Consolidated Statements of Comprehensive Income and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Earnings(loss) per common share- diluted	$ (0.80)	$ (1.08)	$ (0.46)
Weighted average shares- diluted	2,376,764	2,376,764	2,374,795